Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 15 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Other receivables and prepaid expenses:

	December 31
	2024	2023
	in USD thousands

Value Added Tax authorities	23	15
Prepaid expenses	58	76
Other	12	17
	93	108

The carrying amounts of receivables approximate their fair value, as the effect of discounting is not material

b.	Accounts payable and accruals:

1)	Trade:

	December 31
	2024	2023
	in USD thousands
Accounts payable:
In Sweden	65	29
Overseas	5	21
	70	50

2)	Other:

Payroll and related expenses	419	354
Accrued expenses	380	364
Other	170	239
	969	957

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Information about geographical areas of non current assets

December 31, 2024

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	49	440	72	561
Right-of-use assets, net	195	-	-	195
Investments in a joint venture accounted for using the equity method	481	-	-	481
Total	725	440	72	1,237

Information about geographical areas of non current assets (continued):

December 31, 2023

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	27	522	87	636
Right-of-use assets, net	90	-	-	90
Investments in a joint venture accounted for using the equity method	527	-	-	527
Total	644	522	87	1,253

d.	Revenues

	Year ended December 31
	2024	2023	2022
	in USD thousands

Wave energy projects	168	-	-
Feasibility studies	-	306	26
	168	306	26

2024 - Revenues of $168 were recognized from a wave energy project agreement in Taiwan. Pursuant to the agreement, the customer will locally manufacture the floaters based on the Company’s proprietary design and purchase a 100KW conversion unit from the Company.

2023 - Revenues of $306 from services the Group provided in connection with four feasibility studies in United States, Israel, Morocco, and Greece.

2022 - Revenues of $26 from services the Group provided in connection with a feasibility study in Asia.

e.	Research and development expenses:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	576	514	564
Loss on abandonment of fixed assets*	-	-	278
Depreciation	80	95	114
Other	21	65	42
	677	674	998
Less – grants received	(141)	(155)	(100)
	536	519	898

*	See note 7.

Additional disclosure

Grants were received from Innovate UK as part of the Energy Catalyst Round 10: Islanded Wave Powered Microgrid Pilot for Remote Islands in Thailand, and from the European Commission under the Horizon 2020 Framework Program.

f.	Selling and marketing expenses:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	124	157	190
Overseas travels	92	165	192
Other	85	53	79
	301	375	461
g.	General and administrative expenses:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	737	705	658
Professional services	463	509	568
Depreciation	102	75	96
Other	471	475	937
	1,773	1,764	2,259
h.	Other income:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Services in connection with demonstrating a wave energy project development and implementation in the United States	164	-	-
Management fees from a joint venture and awards received	61	17	28
	225	17	28

i.	Financial income and expenses:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Financial income
Foreign currencies exchange gain, net	-	197	763
Interest on short term deposits	434	405	2
Financial income	434	602	765
Financial expenses
Bank commissions	(10)	(10)	(11)
Foreign currencies exchange loss, net	(143)	-	-
Interest on loans and lease liability	(51)	(45)	(48)
Financial expenses	(204)	(55)	(59)
Financial income, net	230	547	706